Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	AEA-Bridges Impact Corp.
Entity Central Index Key	0001820191
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.